Equity Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (8.1%)
*	Alphabet Inc. Class A	1,419,674	147,263
*	Alphabet Inc. Class C	1,238,157	128,768
*	Meta Platforms Inc. Class A	530,644	112,465
*	Walt Disney Co.	435,534	43,610
	Verizon Communications Inc.	1,001,291	38,940
	Comcast Corp. Class A	1,002,889	38,019
*	Netflix Inc.	106,176	36,682
	AT&T Inc.	1,699,417	32,714
*	T-Mobile US Inc.	141,215	20,454
	Activision Blizzard Inc.	169,786	14,532
*	Charter Communications Inc. Class A	25,113	8,981
*	Warner Bros Discovery Inc.	526,903	7,956
	Electronic Arts Inc.	62,109	7,481
	Omnicom Group Inc.	48,426	4,568
*	Take-Two Interactive Software Inc.	37,746	4,503
	Interpublic Group of Cos. Inc.	92,621	3,449
[1]	Paramount Global Class B	120,203	2,682
*	Match Group Inc.	66,490	2,552
	Fox Corp. Class A	70,864	2,413
*	Live Nation Entertainment Inc.	33,886	2,372
	News Corp. Class A	91,033	1,572
	Fox Corp. Class B	33,014	1,034
*	DISH Network Corp. Class A	59,872	559
	News Corp. Class B	28,212	492
			664,061
Consumer Discretionary (10.1%)
*	Amazon.com Inc.	2,125,433	219,536
*	Tesla Inc.	641,198	133,023
	Home Depot Inc.	242,980	71,708
	McDonald's Corp.	174,613	48,824
	NIKE Inc. Class B	296,972	36,421
	Lowe's Cos. Inc.	144,166	28,829
	Starbucks Corp.	274,003	28,532
*	Booking Holdings Inc.	9,248	24,529
	TJX Cos. Inc.	275,469	21,586
*	O'Reilly Automotive Inc.	14,865	12,620
	General Motors Co.	332,499	12,196
	Ford Motor Co.	933,510	11,762
*	Chipotle Mexican Grill Inc. Class A	6,586	11,251
*	AutoZone Inc.	4,474	10,998
	Marriott International Inc. Class A	64,152	10,652

		Shares	Market Value ($000)
	Hilton Worldwide Holdings Inc.	63,535	8,950
	Yum! Brands Inc.	66,755	8,817
	Ross Stores Inc.	82,101	8,713
	DR Horton Inc.	74,458	7,274
*	Aptiv plc	64,593	7,247
*	Ulta Beauty Inc.	12,126	6,617
	Lennar Corp. Class A	59,577	6,262
	Tractor Supply Co.	26,331	6,189
	eBay Inc.	129,333	5,738
	Genuine Parts Co.	33,591	5,620
*	Las Vegas Sands Corp.	78,310	4,499
	Darden Restaurants Inc.	28,967	4,494
*	NVR Inc.	720	4,012
	Garmin Ltd.	36,575	3,691
	Best Buy Co. Inc.	47,051	3,683
	LKQ Corp.	60,534	3,436
*	Royal Caribbean Cruises Ltd.	52,381	3,420
*	Expedia Group Inc.	35,156	3,411
*	Etsy Inc.	30,015	3,342
	MGM Resorts International	75,192	3,340
	Pool Corp.	9,325	3,193
	PulteGroup Inc.	53,918	3,142
	Domino's Pizza Inc.	8,425	2,779
*	Wynn Resorts Ltd.	24,651	2,759
	BorgWarner Inc.	55,879	2,744
*	Caesars Entertainment Inc.	51,149	2,497
	Tapestry Inc.	56,413	2,432
*,1	Carnival Corp.	239,202	2,428
*	CarMax Inc.	37,570	2,415
	Bath & Body Works Inc.	54,345	1,988
	VF Corp.	78,823	1,806
	Whirlpool Corp.	13,053	1,723
	Advance Auto Parts Inc.	14,156	1,721
	Hasbro Inc.	30,837	1,656
*,1	Norwegian Cruise Line Holdings Ltd.	99,857	1,343
*	Mohawk Industries Inc.	12,504	1,253
[1]	Ralph Lauren Corp. Class A	9,772	1,140
	Newell Brands Inc.	89,530	1,114
	Lennar Corp. Class B	1,025	92
			829,447
Consumer Staples (7.2%)
	Procter & Gamble Co.	562,430	83,628
	PepsiCo Inc.	328,332	59,855
	Coca-Cola Co.	927,850	57,555
	Costco Wholesale Corp.	105,788	52,563
	Walmart Inc.	334,319	49,295
	Philip Morris International Inc.	369,581	35,942
	Mondelez International Inc. Class A	324,986	22,658
	Altria Group Inc.	425,688	18,994
	Target Corp.	109,747	18,177
	Colgate-Palmolive Co.	199,138	14,965
	Estee Lauder Cos. Inc. Class A	55,239	13,614
	General Mills Inc.	140,555	12,012
	Dollar General Corp.	53,303	11,218
	Kimberly-Clark Corp.	80,475	10,801
	Archer-Daniels-Midland Co.	130,426	10,390
*	Monster Beverage Corp.	181,610	9,809
	Sysco Corp.	121,020	9,346

		Shares	Market Value ($000)
	Hershey Co.	35,035	8,913
	Constellation Brands Inc. Class A	38,712	8,745
	Kroger Co.	155,301	7,667
	Kraft Heinz Co.	189,795	7,339
	Keurig Dr Pepper Inc.	202,544	7,146
*	Dollar Tree Inc.	49,567	7,115
	Walgreens Boots Alliance Inc.	170,647	5,901
	Church & Dwight Co. Inc.	58,131	5,139
	McCormick & Co. Inc. (Non-Voting)	59,757	4,972
	Clorox Co.	29,414	4,655
	Conagra Brands Inc.	113,790	4,274
	Kellogg Co.	61,011	4,085
	Tyson Foods Inc. Class A	68,222	4,047
	J M Smucker Co.	25,398	3,997
	Lamb Weston Holdings Inc.	34,355	3,591
	Bunge Ltd.	35,693	3,409
	Brown-Forman Corp. Class B	43,573	2,801
	Hormel Foods Corp.	69,170	2,759
	Campbell Soup Co.	47,784	2,627
	Molson Coors Beverage Co. Class B	44,962	2,324
			592,328
Energy (4.6%)
	Exxon Mobil Corp.	981,759	107,660
	Chevron Corp.	424,117	69,199
	ConocoPhillips	291,786	28,948
	Schlumberger NV	338,630	16,627
	EOG Resources Inc.	140,050	16,054
	Marathon Petroleum Corp.	108,238	14,594
	Valero Energy Corp.	91,915	12,831
	Pioneer Natural Resources Co.	56,651	11,570
	Phillips 66	111,100	11,263
	Occidental Petroleum Corp.	173,363	10,823
	Hess Corp.	66,164	8,756
	Williams Cos. Inc.	290,420	8,672
	Kinder Morgan Inc.	471,695	8,259
	Devon Energy Corp.	155,872	7,889
	Baker Hughes Co. Class A	239,790	6,920
	Halliburton Co.	215,493	6,818
	ONEOK Inc.	106,541	6,770
	Diamondback Energy Inc.	43,787	5,919
	Coterra Energy Inc.	187,921	4,612
	Targa Resources Corp.	53,945	3,935
	Marathon Oil Corp.	151,449	3,629
	EQT Corp.	87,346	2,787
	APA Corp.	76,741	2,767
			377,302
Financials (12.9%)
*	Berkshire Hathaway Inc. Class B	429,536	132,628
	JPMorgan Chase & Co.	699,292	91,125
	Visa Inc. Class A	387,396	87,342
	Mastercard Inc. Class A	201,147	73,099
	Bank of America Corp.	1,663,953	47,589
	Wells Fargo & Co.	908,443	33,958
	Morgan Stanley	311,475	27,348
	S&P Global Inc.	78,486	27,060
	Goldman Sachs Group Inc.	80,732	26,408
	BlackRock Inc.	35,703	23,890

		Shares	Market Value ($000)
	American Express Co.	141,931	23,412
	Citigroup Inc.	461,758	21,652
*	PayPal Holdings Inc.	269,738	20,484
	Progressive Corp.	139,442	19,949
	Marsh & McLennan Cos. Inc.	118,011	19,655
	Chubb Ltd.	98,948	19,214
	Charles Schwab Corp.	363,649	19,048
*	Fiserv Inc.	151,400	17,113
	CME Group Inc.	85,760	16,425
	Aon plc Class A	48,969	15,439
	Intercontinental Exchange Inc.	133,239	13,896
	PNC Financial Services Group Inc.	95,607	12,152
	US Bancorp	332,160	11,974
	Moody's Corp.	37,565	11,496
	Truist Financial Corp.	316,345	10,787
	MSCI Inc. Class A	19,065	10,670
	Arthur J Gallagher & Co.	50,568	9,674
	Travelers Cos. Inc.	55,096	9,444
	MetLife Inc.	157,127	9,104
	American International Group Inc.	177,128	8,920
	Capital One Financial Corp.	90,907	8,742
	Aflac Inc.	133,466	8,611
	Bank of New York Mellon Corp.	175,358	7,968
	Ameriprise Financial Inc.	25,105	7,695
	Fidelity National Information Services Inc.	141,466	7,686
	Prudential Financial Inc.	87,750	7,260
	Allstate Corp.	62,692	6,947
	Global Payments Inc.	62,703	6,599
	State Street Corp.	83,174	6,295
	Discover Financial Services	63,628	6,289
	T. Rowe Price Group Inc.	53,448	6,034
*	Arch Capital Group Ltd.	88,161	5,983
	Willis Towers Watson plc	25,441	5,912
	Hartford Financial Services Group Inc.	75,045	5,230
	M&T Bank Corp.	40,321	4,821
	Nasdaq Inc.	80,795	4,417
	Northern Trust Corp.	49,677	4,378
	Fifth Third Bancorp	163,091	4,345
	Raymond James Financial Inc.	46,161	4,305
	Cincinnati Financial Corp.	37,492	4,202
	Regions Financial Corp.	222,815	4,135
	Principal Financial Group Inc.	54,213	4,029
	Huntington Bancshares Inc.	343,744	3,850
	FactSet Research Systems Inc.	9,138	3,793
*	FleetCor Technologies Inc.	17,588	3,708
	Citizens Financial Group Inc.	117,314	3,563
	MarketAxess Holdings Inc.	8,974	3,511
	Cboe Global Markets Inc.	25,255	3,390
	Everest Re Group Ltd.	9,334	3,342
	Brown & Brown Inc.	56,132	3,223
	Synchrony Financial	104,420	3,037
	W R Berkley Corp.	48,622	3,027
	KeyCorp	222,712	2,788
	Loews Corp.	46,612	2,704
	Jack Henry & Associates Inc.	17,447	2,630
	Globe Life Inc.	21,599	2,376
	Franklin Resources Inc.	68,121	1,835
	Invesco Ltd.	108,889	1,786

		Shares	Market Value ($000)
	Assurant Inc.	12,548	1,507
	Comerica Inc.	31,277	1,358
	Zions Bancorp NA	35,573	1,065
	Lincoln National Corp.	36,596	822
[1]	First Republic Bank	44,397	621
[1]	Signature Bank	7,479	1
			1,056,775
Health Care (14.2%)
	UnitedHealth Group Inc.	222,753	105,271
	Johnson & Johnson	623,310	96,613
	AbbVie Inc.	421,622	67,194
	Eli Lilly & Co.	188,021	64,570
	Merck & Co. Inc.	604,456	64,308
	Pfizer Inc.	1,338,270	54,601
	Thermo Fisher Scientific Inc.	93,502	53,892
	Abbott Laboratories	415,682	42,092
	Danaher Corp.	156,269	39,386
	Bristol-Myers Squibb Co.	506,899	35,133
	Amgen Inc.	127,306	30,776
	Elevance Health Inc.	56,937	26,180
	Medtronic plc	317,132	25,567
	Gilead Sciences Inc.	297,299	24,667
	Stryker Corp.	80,383	22,947
	CVS Health Corp.	306,139	22,749
*	Intuitive Surgical Inc.	83,540	21,342
*	Regeneron Pharmaceuticals Inc.	25,631	21,060
*	Vertex Pharmaceuticals Inc.	61,295	19,312
	Zoetis Inc. Class A	111,123	18,495
	Cigna Group	71,203	18,195
*	Boston Scientific Corp.	341,473	17,084
	Becton Dickinson & Co.	67,685	16,755
	Humana Inc.	29,794	14,464
	HCA Healthcare Inc.	50,551	13,329
*	Edwards Lifesciences Corp.	147,412	12,195
*	Moderna Inc.	78,772	12,098
	McKesson Corp.	32,645	11,623
*	Dexcom Inc.	92,129	10,704
*	IDEXX Laboratories Inc.	19,747	9,875
	Agilent Technologies Inc.	70,539	9,758
*	Biogen Inc.	34,334	9,546
*	IQVIA Holdings Inc.	44,278	8,807
*	Illumina Inc.	37,505	8,722
*	Centene Corp.	131,308	8,300
*	Mettler-Toledo International Inc.	5,270	8,064
	ResMed Inc.	35,027	7,671
*	GE HealthCare Technologies Inc.	86,567	7,101
	Zimmer Biomet Holdings Inc.	50,019	6,463
	AmerisourceBergen Corp.	38,573	6,176
	West Pharmaceutical Services Inc.	17,648	6,115
*	Align Technology Inc.	17,313	5,785
*	Insulet Corp.	16,549	5,279
	Baxter International Inc.	120,187	4,875
	Laboratory Corp. of America Holdings	21,124	4,846
*	Hologic Inc.	58,700	4,737
	Cardinal Health Inc.	61,538	4,646
	STERIS plc	23,707	4,535
	Cooper Cos. Inc.	11,763	4,392
*	Waters Corp.	14,156	4,383

		Shares	Market Value ($000)
	PerkinElmer Inc.	30,109	4,012
	Quest Diagnostics Inc.	26,512	3,751
*	Molina Healthcare Inc.	13,922	3,724
*	Incyte Corp.	44,019	3,181
	Teleflex Inc.	11,213	2,840
*	Catalent Inc.	42,948	2,822
	Bio-Techne Corp.	37,395	2,774
	Viatris Inc.	288,283	2,773
*	Henry Schein Inc.	32,316	2,635
*	Bio-Rad Laboratories Inc. Class A	5,147	2,466
*	Charles River Laboratories International Inc.	12,156	2,453
	DENTSPLY SIRONA Inc.	51,140	2,009
	Universal Health Services Inc. Class B	15,242	1,937
	Organon & Co.	60,856	1,431
*	DaVita Inc.	13,088	1,062
			1,162,548
Industrials (8.6%)
	Raytheon Technologies Corp.	349,249	34,202
	United Parcel Service Inc. Class B	174,001	33,754
	Honeywell International Inc.	159,298	30,445
	Union Pacific Corp.	145,881	29,360
*	Boeing Co.	134,068	28,480
	Caterpillar Inc.	124,073	28,393
	Deere & Co.	64,470	26,618
	Lockheed Martin Corp.	54,167	25,606
	General Electric Co.	259,706	24,828
	Automatic Data Processing Inc.	98,790	21,994
	Eaton Corp. plc	94,821	16,247
	Illinois Tool Works Inc.	66,194	16,115
	Northrop Grumman Corp.	34,300	15,837
	CSX Corp.	501,301	15,009
	Waste Management Inc.	88,546	14,448
	3M Co.	131,261	13,797
	FedEx Corp.	55,365	12,650
	General Dynamics Corp.	53,647	12,243
	Emerson Electric Co.	136,237	11,872
	Norfolk Southern Corp.	54,315	11,515
	Parker-Hannifin Corp.	30,587	10,281
	Trane Technologies plc	54,616	10,048
	Johnson Controls International plc	163,849	9,867
	Cintas Corp.	20,594	9,528
	TransDigm Group Inc.	12,367	9,115
	PACCAR Inc.	124,464	9,111
	Carrier Global Corp.	198,893	9,099
	L3Harris Technologies Inc.	45,397	8,909
	Paychex Inc.	76,503	8,767
	Otis Worldwide Corp.	98,887	8,346
	Cummins Inc.	33,679	8,045
	Rockwell Automation Inc.	27,370	8,032
	AMETEK Inc.	54,758	7,958
*	Copart Inc.	102,206	7,687
	WW Grainger Inc.	10,720	7,384
	Old Dominion Freight Line Inc.	21,598	7,361
	Fastenal Co.	136,131	7,343
	Verisk Analytics Inc. Class A	37,286	7,154
*	CoStar Group Inc.	96,942	6,674
	Republic Services Inc. Class A	48,960	6,620
	United Rentals Inc.	16,529	6,542

		Shares	Market Value ($000)
	Equifax Inc.	29,191	5,921
	Fortive Corp.	84,099	5,733
	Quanta Services Inc.	34,073	5,678
	Ingersoll Rand Inc.	96,517	5,615
*	Delta Air Lines Inc.	152,790	5,335
	Dover Corp.	33,364	5,069
	Southwest Airlines Co.	141,522	4,605
	Xylem Inc.	42,959	4,498
	Westinghouse Air Brake Technologies Corp.	43,348	4,381
	Expeditors International of Washington Inc.	37,936	4,178
	IDEX Corp.	17,978	4,153
	Broadridge Financial Solutions Inc.	28,044	4,110
	Howmet Aerospace Inc.	87,886	3,724
	Jacobs Solutions Inc.	30,141	3,542
	Textron Inc.	49,751	3,514
	JB Hunt Transport Services Inc.	19,759	3,467
*	United Airlines Holdings Inc.	77,971	3,450
	Snap-on Inc.	12,648	3,123
	Leidos Holdings Inc.	32,625	3,003
	Nordson Corp.	12,797	2,844
	Stanley Black & Decker Inc.	35,189	2,836
	CH Robinson Worldwide Inc.	28,055	2,788
	Masco Corp.	53,782	2,674
*	American Airlines Group Inc.	155,374	2,292
	Allegion plc	20,988	2,240
	Pentair plc	39,126	2,163
	A O Smith Corp.	30,204	2,089
	Rollins Inc.	55,237	2,073
	Robert Half International Inc.	25,682	2,069
	Huntington Ingalls Industries Inc.	9,507	1,968
*	Generac Holdings Inc.	15,083	1,629
*	Alaska Air Group Inc.	30,510	1,280
			709,328
Information Technology (26.0%)
	Apple Inc.	3,545,749	584,694
	Microsoft Corp.	1,774,662	511,635
	NVIDIA Corp.	586,486	162,908
	Broadcom Inc.	99,627	63,915
	Cisco Systems Inc.	979,400	51,198
*	Salesforce Inc.	238,411	47,630
	Accenture plc Class A	150,138	42,911
*	Adobe Inc.	109,145	42,061
	Texas Instruments Inc.	216,044	40,186
*	Advanced Micro Devices Inc.	384,408	37,676
	Oracle Corp.	366,397	34,046
	QUALCOMM Inc.	265,829	33,914
	Intel Corp.	986,310	32,223
	Intuit Inc.	66,978	29,861
	International Business Machines Corp.	215,548	28,256
	Applied Materials Inc.	201,005	24,689
	Analog Devices Inc.	120,839	23,832
*	ServiceNow Inc.	48,399	22,492
	Lam Research Corp.	32,172	17,055
	Micron Technology Inc.	260,155	15,698
*	Synopsys Inc.	36,339	14,036
*	Cadence Design Systems Inc.	65,402	13,740
	KLA Corp.	33,017	13,179
	Amphenol Corp. Class A	141,797	11,588

		Shares	Market Value ($000)
	NXP Semiconductors NV	61,785	11,521
	Motorola Solutions Inc.	39,865	11,407
	Roper Technologies Inc.	25,284	11,142
	Microchip Technology Inc.	130,612	10,943
*	Autodesk Inc.	51,446	10,709
*	Fortinet Inc.	154,604	10,275
*	Arista Networks Inc.	59,016	9,906
	TE Connectivity Ltd.	75,470	9,898
*	ON Semiconductor Corp.	102,996	8,479
	Cognizant Technology Solutions Corp. Class A	121,356	7,394
*	ANSYS Inc.	20,766	6,911
*	Keysight Technologies Inc.	42,515	6,865
*	Enphase Energy Inc.	32,396	6,812
	Corning Inc.	181,456	6,402
	CDW Corp.	32,269	6,289
*	Gartner Inc.	18,836	6,136
	HP Inc.	205,894	6,043
	Monolithic Power Systems Inc.	10,660	5,336
*	First Solar Inc.	23,631	5,140
*	Teledyne Technologies Inc.	11,173	4,998
	Hewlett Packard Enterprise Co.	305,641	4,869
*	VeriSign Inc.	21,811	4,609
	Skyworks Solutions Inc.	37,840	4,464
*	Fair Isaac Corp.	5,987	4,207
*	EPAM Systems Inc.	13,708	4,099
*	SolarEdge Technologies Inc.	13,318	4,048
	Teradyne Inc.	37,159	3,995
*	Zebra Technologies Corp. Class A	12,313	3,916
*	Tyler Technologies Inc.	9,908	3,514
*	Paycom Software Inc.	11,521	3,502
	NetApp Inc.	51,480	3,287
*	PTC Inc.	25,431	3,261
*	Trimble Inc.	58,787	3,082
	Seagate Technology Holdings plc	45,688	3,021
*	Akamai Technologies Inc.	37,586	2,943
*	Western Digital Corp.	76,273	2,873
*	Ceridian HCM Holding Inc.	36,626	2,682
	Juniper Networks Inc.	76,986	2,650
*	Qorvo Inc.	23,861	2,424
	Gen Digital Inc.	135,899	2,332
*	F5 Inc.	14,364	2,093
*	DXC Technology Co.	54,279	1,387
			2,135,287
Materials (2.6%)
	Linde plc	117,425	41,738
	Air Products and Chemicals Inc.	52,948	15,207
	Freeport-McMoRan Inc.	340,784	13,941
	Sherwin-Williams Co.	56,225	12,638
	Corteva Inc.	169,962	10,250
	Ecolab Inc.	59,085	9,780
	Nucor Corp.	60,320	9,318
	Newmont Corp.	189,242	9,277
	Dow Inc.	168,070	9,214
	DuPont de Nemours Inc.	109,202	7,837
	PPG Industries Inc.	56,016	7,483
	Albemarle Corp.	27,920	6,171
	LyondellBasell Industries NV Class A	60,535	5,684
	International Flavors & Fragrances Inc.	60,782	5,589

		Shares	Market Value ($000)
	Vulcan Materials Co.	31,675	5,434
	Martin Marietta Materials Inc.	14,801	5,255
	Steel Dynamics Inc.	39,767	4,496
	Ball Corp.	74,833	4,124
	Amcor plc	354,986	4,040
	Mosaic Co.	81,109	3,721
	FMC Corp.	30,018	3,666
	Avery Dennison Corp.	19,301	3,453
	CF Industries Holdings Inc.	46,748	3,389
	International Paper Co.	84,949	3,063
	Packaging Corp. of America	22,005	3,055
	Celanese Corp. Class A	23,819	2,594
	Eastman Chemical Co.	28,359	2,392
	Westrock Co.	60,588	1,846
	Sealed Air Corp.	34,322	1,576
			216,231
Real Estate (2.5%)
	Prologis Inc.	220,088	27,460
	American Tower Corp.	111,011	22,684
	Equinix Inc.	22,064	15,909
	Crown Castle Inc.	103,245	13,818
	Public Storage	37,691	11,388
	Realty Income Corp.	149,553	9,470
	Simon Property Group Inc.	77,958	8,729
	Welltower Inc.	112,659	8,076
	VICI Properties Inc. Class A	239,264	7,805
	Digital Realty Trust Inc.	68,521	6,736
	SBA Communications Corp. Class A	25,736	6,719
	AvalonBay Communities Inc.	33,335	5,602
*	CBRE Group Inc. Class A	75,286	5,482
	Weyerhaeuser Co.	174,870	5,269
	Extra Space Storage Inc.	31,915	5,200
	Equity Residential	81,064	4,864
	Alexandria Real Estate Equities Inc.	37,497	4,709
	Invitation Homes Inc.	138,413	4,323
	Mid-America Apartment Communities Inc.	27,518	4,156
	Ventas Inc.	95,336	4,133
	Iron Mountain Inc.	69,272	3,665
	Essex Property Trust Inc.	15,433	3,228
	UDR Inc.	73,862	3,033
	Kimco Realty Corp.	147,159	2,874
	Healthpeak Properties Inc.	130,594	2,869
	Host Hotels & Resorts Inc.	170,162	2,806
	Camden Property Trust	26,304	2,758
	Regency Centers Corp.	36,794	2,251
	Boston Properties Inc.	34,014	1,841
	Federal Realty Investment Trust	17,434	1,723
			209,580
Utilities (2.9%)
	NextEra Energy Inc.	473,759	36,517
	Southern Co.	259,554	18,060
	Duke Energy Corp.	183,578	17,710
	Sempra Energy	74,946	11,329
	American Electric Power Co. Inc.	122,532	11,149
	Dominion Energy Inc.	198,687	11,109
	Exelon Corp.	236,936	9,925
	Xcel Energy Inc.	130,450	8,798

			Shares	Market Value ($000)
		Consolidated Edison Inc.	84,588	8,093
		Public Service Enterprise Group Inc.	118,947	7,428
		WEC Energy Group Inc.	75,188	7,127
		American Water Works Co. Inc.	46,002	6,739
		Eversource Energy	83,018	6,497
		Edison International	91,026	6,426
*		PG&E Corp.	383,725	6,205
		Constellation Energy Corp.	77,934	6,118
		Ameren Corp.	61,618	5,323
		Entergy Corp.	48,528	5,228
		FirstEnergy Corp.	129,533	5,189
		DTE Energy Co.	46,180	5,059
		PPL Corp.	175,478	4,877
		CenterPoint Energy Inc.	150,081	4,421
		CMS Energy Corp.	69,545	4,269
		AES Corp.	159,180	3,833
		Atmos Energy Corp.	34,064	3,827
		Evergy Inc.	54,802	3,349
		Alliant Energy Corp.	59,979	3,203
		NiSource Inc.	96,799	2,706
		Pinnacle West Capital Corp.	26,920	2,133
		NRG Energy Inc.	54,896	1,882
				234,529
Total Common Stocks (Cost $4,650,882)				8,187,416
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $22,059)	4.839%	220,611	22,059
Total Investments (100.0%) (Cost $4,672,941)				8,209,475
Other Assets and Liabilities—Net (0.0%)				3,571
Net Assets (100%)				8,213,046
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,995,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,152,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	122	25,240	1,142

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.